Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities available for sale	$ 50,358	$ 50,764
Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Significant Other Observable Inputs (Level 2)
Securities available for sale	50,358	50,764
Significant Unobservable Inputs (Level 3)
Securities available for sale
Fair Value
Securities available for sale	50,358	50,764
US Treasury Securities and Obligations of US Government Corporations and Agencies
Securities available for sale	7,042	9,247
Municipal Notes
Securities available for sale	13,609	10,758
Corporate Securities
Securities available for sale	1,097	1,150
Mortgage Backed Securities
Securities available for sale	28,603	29,608
Equity Securities
Securities available for sale	7	1
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | Significant Other Observable Inputs (Level 2)
Securities available for sale	50,358	50,764
Recurring | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | Fair Value
Securities available for sale	50,358	50,764
Recurring | US Treasury Securities and Obligations of US Government Corporations and Agencies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | US Treasury Securities and Obligations of US Government Corporations and Agencies | Significant Other Observable Inputs (Level 2)
Securities available for sale	7,042	9,247
Recurring | US Treasury Securities and Obligations of US Government Corporations and Agencies | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | US Treasury Securities and Obligations of US Government Corporations and Agencies | Fair Value
Securities available for sale	7,042	9,247
Recurring | Municipal Notes | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | Municipal Notes | Significant Other Observable Inputs (Level 2)
Securities available for sale	13,609	10,758
Recurring | Municipal Notes | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | Municipal Notes | Fair Value
Securities available for sale	13,609	10,758
Recurring | Corporate Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | Corporate Securities | Significant Other Observable Inputs (Level 2)
Securities available for sale	1,097	1,150
Recurring | Corporate Securities | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | Corporate Securities | Fair Value
Securities available for sale	1,097	1,150
Recurring | Mortgage Backed Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | Mortgage Backed Securities | Significant Other Observable Inputs (Level 2)
Securities available for sale	28,603	29,608
Recurring | Mortgage Backed Securities | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | Mortgage Backed Securities | Fair Value
Securities available for sale	28,603	29,608
Recurring | Equity Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Securities available for sale
Recurring | Equity Securities | Significant Other Observable Inputs (Level 2)
Securities available for sale	7	1
Recurring | Equity Securities | Significant Unobservable Inputs (Level 3)
Securities available for sale
Recurring | Equity Securities | Fair Value
Securities available for sale	$ 7	$ 1